9. Borrowed Funds (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-Term Borrowings	$ 6,000,000	$ 18,010,000
FHLBB Borrowing Due On 16 November 2012 [Member]
Long-Term Borrowings	0	10,000
FHLBB Borrowing Due On 27 January 2012 [Member]
Long-Term Borrowings	0	6,000,000
FHLBB Borrowing Due On 28 January 2013 [Member]
Long-Term Borrowings	6,000,000	6,000,000
FHLBB Borrowing DueOn 28 January 2015 [Member]
Long-Term Borrowings	$ 0	$ 6,000,000